UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2010

Date of reporting period: June 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM

Mutual Fund

321st Quarterly Report

June 30, 2010

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund declined -13.3% during the second quarter of 2010 compared to the Standard and Poor’s 500 Index which lost -11.4% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which increased 3.5% over the same period. For the first six months of the year, CGM Mutual Fund returned -10.8%, the Standard and Poor’s 500 Index, -6.7% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index, 5.3%.

The first quarter of 2010 ended on a hopeful note. New home sales surged 12.1% from February to March to a seasonally adjusted level of 389,000, and sales of existing homes jumped a full 7.0%. Chain store sales in March were up 9% year-over-year fueled in part by an early Easter. The recovery continued into April with new home sales up an additional 14.7% from March stimulated by demand ahead of a tax credit set to expire at the end of the month. In April, the Consumer Confidence Index rose to 57.7 from 52.3 a month earlier. Signs of economic vigor helped propel the equity market to a new high for 2010 on April 23 when the S&P 500 closed at 1,217.28, up 9.2% since the end of 2009. This proved to be the high for the quarter both in terms of market performance and economic news on many fronts.

April unemployment numbers, which were released in May, increased to 9.9% from 9.7% the month before while weekly unemployment claims failed to decline significantly. Retail sales in April (same store sales results, also released in May) lost steam, rising only 0.8%. Inflation came to a virtual halt with the Consumer Price Index up only 0.9% in April from one year earlier. Real Gross Domestic Product growth numbers for the first quarter were revised downwards from 3.2%, eventually to 2.7%, and existing home sales declined 2.2% in May. (Later we learned that new home sales plummeted 32.7% in May to record lows.) However, financial conditions deteriorated far more dramatically in Europe and in early May, turmoil erupted in Greece when public employees took to the streets to violently protest budget cutbacks imposed by the government in an effort to shore up the country’s finances. Over the weekend of May 8, the European Central Bank agreed to help stabilize the Euro by purchasing debt of some of the more troubled members of the European Union. On Monday, May 10, U.S. investors signaled their approval of the move and the S&P 500 rose 4.4% to 1,159.73 that day, its largest jump in more than a year. However, the enthusiasm was short lived. The U.S. stock market resumed its downward track and the S&P 500 suffered its worst decline during the month of May since 1962.

During the second quarter of 2010, much of the bad economic news (and underlying slowdown in the U.S. recovery) has emanated from the housing market and retail sales. The Consumer Confidence Index managed to hold up for most of the quarter and rose to 62.7 in May, its highest level since September 2008. However, in June it retreated sharply to 52.9, only slightly above March 2010 levels. Nonetheless, U.S. manufacturing remained strong as indicated by the Institute of Supply Management’s Purchasing Managers’ Index (PMI) which was 59.7 in May, down slightly from 60.4 in April, but, for the tenth consecutive month, still well above 50 which generally indicates an expansion of the overall economy.

Thomson Reuters forecasts earnings per share for the S&P 500 Index could be $85 this year, up from $56.80 in 2009, which translates into a price-to-earnings ratio of 12 times, lower than the long-term average of 15. Yields on long- and short-term bonds alike are, in our view, extraordinarily low, leading us to believe current market levels already reflect much of the disappointing business news. Admittedly, part of the decline in the 10-year U.S. Treasury Bond yield from 4% in early April to 2.95% in late June can be attributed to a “flight to safety” spurred by the European debt crisis. Indeed, the European situation, pending financial reform legislation and ramifications of the Gulf oil spill have all adversely affected market prices. That said, should companies report strong earnings in July, we believe current U.S. equity market prices could prove to be very attractive.

CGM Mutual Fund was approximately 28% invested in government and corporate bonds at quarter end. The three largest positions in the equity portion of the portfolio were in the auto and related, heavy capital goods and electronic components industries. The Fund’s three largest equity holdings were Ford Motor Company, Apple Inc. and Delta Air Lines, Inc.

Robert L. Kemp President

July 1, 2010

CGM MUTUAL FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2010

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+34.0%	+ 3.0%
5 Years	+15.6	+ 2.9
1 Year	+ 6.5	+ 6.5
3 Months	–13.3	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund’s average daily net assets. Otherwise, the cumulative total return and the average annual total return for the 10 year period ended June 30, 2010 would have been lower.

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2010

(unaudited)

COMMON STOCKS

Industry	Percent of net assets
Auto and Related	10.7%
Heavy Capital Goods	10.3
Electronic Components	10.2
Retail	8.1
Electronic and Communication Equipment	6.3
Airlines	5.6
Miscellaneous	5.4
Consumer Cyclicals	5.2
Banks — Money Center	5.0
Insurance	4.0
Business Services	0.4

BONDS

Industry	Percent of net assets
Healthcare — Services	10.1%
Beverages and Tobacco	6.7
Oil Refining	6.2
Media	2.6
Telephone	1.9
United States Treasury	0.6

SCHEDULE OF INVESTMENTS as of June 30, 2010

(unaudited)

COMMON STOCKS — 71.2% OF TOTAL NET ASSETS

	Shares	Value(a)
Airlines — 5.6%
Delta Air Lines, Inc. (b)	2,220,000	$ 26,085,000

Auto and Related — 10.7%
Ford Motor Company (b)	5,000,000	50,400,000

Banks - Money Center — 5.0%
Citigroup Inc. (b)	6,300,000	23,688,000

Business Services — 0.4%
FEDEX Corporation	30,000	2,103,300

Consumer Cyclicals — 5.2%
Hasbro, Inc.	590,000	24,249,000

Electronic and Communication Equipment — 6.3%
Apple Inc. (b)	117,000	29,429,010

Electronic Components — 10.2%
Micron Technology, Inc. (b)	2,700,000	22,923,000
SanDisk Corporation (b)	595,000	25,031,650
		47,954,650

See accompanying notes to financial statements.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of June 30, 2010 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)
Heavy Capital Goods — 10.3%
Cummins Inc.	385,000	$ 25,075,050
Whirlpool Corporation	265,000	23,272,300
		48,347,350
Insurance — 4.0%
Lincoln National Corporation	780,000	18,946,200

Miscellaneous — 5.4%
O’Reilly Automotive, Inc. (b)	530,000	25,206,800

Retail — 8.1%
AutoZone, Inc. (b)	130,000	25,118,600
Bed Bath & Beyond Inc. (b)	350,000	12,978,000
		38,096,600
TOTAL COMMON STOCKS (Identified cost $331,690,026)		334,505,910

BONDS — 28.1% OF TOTAL NET ASSETS

	Face Amount
Beverages and Tobacco — 6.7%
Altria Group, Inc., 9.950%, 11/10/2038	$24,000,000	31,530,336

Healthcare - Services — 10.1%
UnitedHealth Group Incorporated, 6.875%, 02/15/2038	22,000,000	24,870,868
WellPoint, Inc., 6.375%, 06/15/2037	21,000,000	22,664,901
		47,535,769

Media — 2.6%
AOL Time Warner Inc., 7.700%, 05/01/2032	10,000,000	12,060,340

Oil Refining — 6.2%
Valero Energy Corporation, 6.625%, 06/15/2037	30,000,000	29,209,320

Telephone — 1.9%
AT&T Corp., 6.400%, 05/15/2038	8,000,000	8,795,544

United States Treasury — 0.6%
United States Treasury Notes, 0.750%, 05/31/2012	3,000,000	3,008,670
TOTAL BONDS (Identified cost $107,701,948)		132,139,979

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS

American Express Credit Corporation, 0.05%, 07/01/2010 (Cost $2,550,000)	2,550,000	2,550,000

TOTAL INVESTMENTS — 99.9% (Identified cost $441,941,974)		469,195,889
Cash and receivables		8,245,864
Liabilities		(7,770,110)

TOTAL NET ASSETS — 100.0%		$469,671,643

(a)

See note 2A.

(b)

Non-income producing security.

See accompanying notes to financial statements.

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

(unaudited)

Assets

Investments at value: (Identified cost— $441,941,974)		$ 469,195,889
Cash		3,622
Receivable for:
Securities sold	$ 6,921,907
Shares of the Fund sold	27,548
Dividends and interest	1,292,787	8,242,242
Total assets		477,441,753
Liabilities
Payable for:
Securities purchased	6,584,277
Shares of the Fund redeemed	707,139	7,291,416
Accrued expenses:
Management fees	366,882
Trustees’ fees	15,678
Accounting, administration and compliance expenses	14,109
Transfer agent fees	48,167
Other expenses	33,858	478,694
Total liabilities		7,770,110
Net Assets		$ 469,671,643
Net assets consist of:
Capital paid-in		$ 576,684,035
Undistributed net investment income		1,189,308
Accumulated net realized losses on investments		(135,455,615)
Net unrealized appreciation on investments		27,253,915
Net Assets		$ 469,671,643
Shares of beneficial interest outstanding, no par value		20,608,835
Net asset value per share*		$22.79

*

Shares of the Fund are sold and redeemed at net asset value ($469,671,643 ÷ 20,608,835).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010

(unaudited)

Investment Income

Income:
Dividends	$ 1,154,624
Interest	4,766,029
5,920,653
Expenses:
Management fees	2,369,294
Trustees’ fees	33,401
Accounting, administration and compliance expenses	84,654
Custodian fees and expenses	47,219
Transfer agent fees	221,633
Audit and tax services	22,158
Legal	20,584
Printing	33,269
Registration fees	19,405
2,851,617
Net investment income	3,069,036

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	16,034,038
Net unrealized depreciation	(76,290,617)
Net realized and unrealized losses on investments	(60,256,579)
Change in Net Assets from Operations	$(57,187,543)

See accompanying notes to financial statements.

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
From Operations
Net investment income	$ 3,069,036	$ 9,871,471
Net realized gains (losses) on investments	16,034,038	(25,847,815)
Net unrealized appreciation (depreciation)	(76,290,617)	92,047,092
Change in net assets from operations	(57,187,543)	76,070,748

From Distributions to Shareholders
Net investment income	(1,879,728)	(9,872,248)
	(1,879,728)	(9,872,248)

From Capital Share Transactions
Proceeds from sale of shares	10,694,326	46,082,779
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	1,666,892	8,713,291
	12,361,218	54,796,070
Cost of shares redeemed	(32,875,267)	(61,628,962)
Change in net assets derived from capital share transactions	(20,514,049)	(6,832,892)
Total change in net assets	(79,581,320)	59,365,608
Net Assets
Beginning of period	549,252,963	489,887,355
End of period (includes undistributed net investment income of $1,189,308 and $0 at June 30, 2010 and December 31, 2009, respectively)	$ 469,671,643	$ 549,252,963

Number of shares of the Fund:
Issued from sale of shares	415,966	2,053,537
Issued in connection with reinvestment of:
Dividends from net investment income	63,146	371,177
	479,112	2,424,714
Redeemed	(1,293,101)	(2,717,347)
Net change	(813,989)	(292,633)

See accompanying notes to financial statements.

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010		For the Year Ended December 31,
	(unaudited)		2009	2008	2007	2006	2005

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$25.64		$22.56	$31.80	$27.78	$27.89	$25.33
Net investment income (a)	0.15		0.45	0.31	0.32	0.45	0.30
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(2.91)		3.08	(9.25)	10.33	1.09	3.40
Total from investment operations	(2.76)		3.53	(8.94)	10.65	1.54	3.70
Dividends from net investment income	(0.09)		(0.45)	(0.30)	(0.33)	(0.45)	(0.31)
Distribution from net short-term realized gains	—		—	—	(6.22)	(1.20)	—
Distribution from net long-term realized gains	—		—	—	(0.08)	—	(0.83)
Total distributions	(0.09)		(0.45)	(0.30)	(6.63)	(1.65)	(1.14)
Net increase (decrease) in net asset value	(2.85)		3.08	(9.24)	4.02	(0.11)	2.56
Net asset value at end of period	$22.79		$25.64	$22.56	$31.80	$27.78	$27.89
Total return (%)	(10.8)		15.9	(28.2)	38.5	5.5	14.6

Ratios:
Operating expenses to average net assets (%)	1.08	*	1.09	1.05	1.05	1.07	1.09
Net investment income to average net assets (%)	1.16	*	1.97	1.07	1.03	1.55	1.09
Portfolio turnover (%)	332	*	417	466	444	504	336
Net assets at end of period (in thousands) ($)	469,672		549,253	489,887	648,122	504,574	514,612

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

 *   Computed on an annualized basis.

See accompanying notes to financial statements.

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2010

(unaudited)

1.

Organization — The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2010 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of June 30, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$334,505,910	$ —	$ —

Debt Securities
Corporate	—	129,131,309	—
United States Treasury	—	3,008,670	—
Commercial Paper	—	2,550,000	—
Total	$334,505,910	$134,689,979	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years (previous three years) ended December 31, 2009 and has concluded that no provisions for federal income tax is required in the Fund’s financial statements. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

At December 31, 2009, the Fund had available for tax purposes, capital loss carryovers of $24,782,962 expiring December 31, 2017 and $124,560,675 expiring December 31, 2016.

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$1,189,308	$ —	$25,758,853

The identified cost of investments in securities owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 2010 were as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$443,437,036	$52,574,309	$(26,815,456)	$25,758,853

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during the period ended December 31, 2009 and 2008 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2009	$9,872,248	$ —	$ 9,872,248
2008	$6,501,796	$ —	$ 6,501,796

E.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy or in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

4.

Purchases and sales of securities — For the period ended June 30, 2010, purchases and sales of securities other than United States government obligations and short-term investments aggregated $844,017,158 and $864,656,974, respectively. For long-term government obligations, there were $10,994,414 of purchases and $8,002,344 of sales.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2010, the Fund incurred management fees of $2,369,294, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

B.

Other expenses — CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $84,654, for the period ended June 30, 2010, is shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $68,625 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2010, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

CGM MUTUAL FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 to June 30, 2010.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/01/10 – 6/30/10
Actual	$1,000.00	$891.88	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	$5.38

*

Expenses are equal to the Fund’s annualized expense ratio of 1.08%, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CGM MUTUAL FUND

25 YEAR INVESTMENT RECORD DECEMBER 31, 1984 — JUNE 30, 2010 (unaudited)
IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1984
On December 31	— AND HAD TAKEN ALL DIVIDENDS AND DISTRIBUTIONS IN CASH			OR — HAD REINVESTED ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
	The Net Asset Value of Your Shares Would Have Been	During the Year You Would Have Received		The Value of Your Original Investment At Each Year End Would Have Been	Which Would Represent
		Per Share Capital Gains Distributions of	Per Share Income Distributions of		An Annual Total Return of	A Cumulative Change Expressed As An Index With December 31, 1984 = 100.0
1984	$17.01					100.0
1985	21.53	$ —	$ 1.08	$ 22.88	+ 34.5%	134.5
1986	22.86	2.75	0.94	28.62	+ 25.1	168.3
1987	20.40	4.52	1.06	32.54	+ 13.7	191.4
1988	19.94	—	1.10	33.58	+ 3.2	197.5
1989	22.34	0.95	0.93	40.87	+ 21.7	240.4
1990	21.64	—	0.93*	41.32	+ 1.1	243.0
1991	26.80	2.64	0.97	58.22	+ 40.9	342.4
1992	26.02	1.42	0.93	61.77	+ 6.1	363.3
1993	28.88	1.93	0.86	75.24	+ 21.8	442.5
1994	25.05	—	1.04	67.94	– 9.7	399.6
1995	29.43	0.89	0.77	84.45	+ 24.3	496.7
1996	31.42	4.15	0.74	104.46	+ 23.7	614.4
1997	25.52	7.81	0.67	113.03	+ 8.2	664.8
1998	26.36	0.25	0.98	122.30	+ 8.2	719.3
1999	27.28	3.54	0.84	147.37	+ 20.5	866.8
2000	23.38	—	0.73	130.28	– 11.6	766.3
2001	20.47	—	0.20	115.17	– 11.6	677.4
2002	16.65	—	0.41	95.71	– 16.9	562.9
2003	23.00	—	0.23	133.71	+ 39.7	786.4
2004	25.33	—	0.16	148.28	+ 10.9	872.1
2005	27.89	0.83	0.31	169.93	+ 14.6	999.4
2006	27.78	1.20	0.45	179.28	+ 5.5	1054.4
2007	31.80	6.30	0.33	248.30	+ 38.5	1460.3
2008	22.56	—	0.30	178.28	– 28.2	1048.5
2009	25.64	—	0.45	206.63	+ 15.9	1215.2
2010 (6/30)	22.79	—	0.09	184.31	– 10.8	1084.0
Totals		$39.18	$17.50		+ 984.0
* Includes $0.05 per share distributed from paid-in capital. Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Current performance may be higher or lower than the performance data quoted. The advisor waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for 2003 and 2004 and cumulative 25-year return would have been lower.

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2010 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, http://www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Advisory agreement approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2010, the Board of Trustees of the Fund (the ‘‘Board’’) considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other balanced funds selected and provided by Lipper, Inc., an independent provider of investment company data. Despite the comparatively poor performance for the one-year period ended December 31, 2009, the Board noted the strong performance of the Fund for the three-year, five-year and ten-year periods ended December 31, 2009 and that for such time periods the Fund (a) exceeded the median performance for the other mutual funds included in the Lipper reports, and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given the relatively small size of the Fund and CGM’s investment style, as well as the fact that the Fund experienced net redemptions in 2009, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

CGM MUTUAL FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund and the advisory fee paid by the Fund were above the median overall expense ratios of other balanced mutual funds included in the Lipper reports, but concluded that this was reasonable due to the Fund’s performance and the fact that the Fund maintained a higher percentage of equities in its portfolio and had a more active investment style than many other balanced mutual funds. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. The Board noted that CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to several other clients, noting that the Fund required a greater allocation of management’s time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund’s relatively small size and CGM’s focus on best execution.

CGM MUTUAL FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

http://www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR210

Printed in U.S.A.

CGM

Realty Fund

65th Quarterly Report

June 30, 2010

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund declined -10.9% during the second quarter of 2010 compared to the Standard and Poor’s 500 Index which lost -11.4% and the FTSE NAREIT Equity REITs Index which returned -4.1% over the same period. For the first six months of the year, CGM Realty Fund returned -0.1%, the Standard and Poor’s 500 Index, -6.7% and the FTSE NAREIT Equity REITs Index, 5.6%.

The first quarter of 2010 ended on a hopeful note. New home sales surged 12.1% from February to March to a seasonally adjusted level of 389,000, and sales of existing homes jumped a full 7.0%. Chain store sales in March were up 9% year-over-year fueled in part by an early Easter. The recovery continued into April with new home sales up an additional 14.7% from March stimulated by demand ahead of a tax credit set to expire at the end of the month. In April, the Consumer Confidence Index rose to 57.7 from 52.3 a month earlier. Signs of economic vigor helped propel the equity market to a new high for 2010 on April 23 when the S&P 500 closed at 1,217.28, up 9.2% since the end of 2009. This proved to be the high for the quarter both in terms of market performance and economic news on many fronts.

April unemployment numbers, which were released in May, increased to 9.9% from 9.7% the month before while weekly unemployment claims failed to decline significantly. Retail sales in April (same store sales results, also released in May) lost steam, rising only 0.8%. Inflation came to a virtual halt with the Consumer Price Index up only 0.9% in April from one year earlier. Real Gross Domestic Product growth numbers for the first quarter were revised downwards from 3.2%, eventually to 2.7%, and existing home sales declined 2.2% in May. (Later we learned that new home sales plummeted 32.7% in May to record lows.) However, financial conditions deteriorated far more dramatically in Europe and in early May, turmoil erupted in Greece when public employees took to the streets to violently protest budget cutbacks imposed by the government in an effort to shore up the country’s finances. Over the weekend of May 8, the European Central Bank agreed to help stabilize the Euro by purchasing debt of some of the more troubled members of the European Union. On Monday, May 10, U.S. investors signaled their approval of the move and the S&P 500 rose 4.4% to 1,159.73 that day, its largest jump in more than a year. However, the enthusiasm was short lived. The U.S. stock market resumed its downward track and the S&P 500 suffered its worst decline during the month of May since 1962.

During the second quarter of 2010, much of the bad economic news (and underlying slowdown in the U.S. recovery) has emanated from the housing market and retail sales. The Consumer Confidence Index managed to hold up for most of the quarter and rose to 62.7 in May, its highest level since September 2008. However, in June it retreated sharply to 52.9, only slightly above March 2010 levels. Nonetheless, U.S. manufacturing remained strong as indicated by the Institute of Supply Management’s Purchasing Managers’ Index (PMI) which was 59.7 in May, down slightly from 60.4 in April, but, for the tenth consecutive month, still well above 50 which generally indicates an expansion of the overall economy.

Thomson Reuters forecasts earnings per share for the S&P 500 Index could be $85 this year, up from $56.80 in 2009, which translates into a price-to-earnings ratio of 12 times, lower than the long-term average of 15. Yields on long- and short-term bonds alike are, in our view, extraordinarily low, leading us to believe current market levels already reflect much of the disappointing business news. Admittedly, part of the decline in the 10-year U.S. Treasury Bond yield from 4% in early April to 2.95% in late June can be attributed to a “flight to safety” spurred by the European debt crisis. Indeed, the European situation, pending financial reform legislation and ramifications of the Gulf oil spill have all adversely affected market prices. That said, should companies report strong earnings in July, we believe current U.S. equity market prices could prove to be very attractive.

CGM Realty Fund was approximately 76% invested in real estate investment trusts on June 30, 2010, including 18.7% in lodging and resort REITs, 15.6% in residential REITs, 12.5% in office and industrial REITs, 12.1% in specialty REITs, 7.1% in retail REITs, 5.4% in Self Storage REITs and 5.1% in diversified REITs. The Fund’s largest holdings were in the following REITs: Digital Realty Trust, Inc. (specialty), Simon Property Group, Inc. (retail) and SL Green Realty Corp. (office).

Robert L. Kemp President

July 1, 2010

1

CGM REALTY FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2010

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+391.5%	+17.3%
5 Years	+ 43.8	+ 7.5
1 Year	+ 43.8	+43.8
3 Months	– 10.9	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

2

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2010

(unaudited)

COMMON STOCKS

Real Estate Investment Trusts	Percent of net assets
Lodging and Resorts	18.7%
Residential	15.6
Office and Industrial	12.5
Specialty	12.1
Retail	7.1
Self Storage	5.4
Diversified	5.1
Other Common Stocks	Percent of net assets
Real Estate Services	13.2%
Hotels and Restaurants	9.7

SCHEDULE OF INVESTMENTS as of June 30, 2010

(unaudited)

COMMON STOCKS — 99.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS — 76.5%

	Shares	Value(a)

Diversified — 5.1%
Vornado Realty Trust	900,000	$ 65,655,000

Lodging and Resorts — 18.7%
DiamondRock Hospitality Company (b)	7,788,006	64,017,409
Host Hotels & Resorts, Inc.	6,120,490	82,504,205
LaSalle Hotel Properties (b)	3,500,000	71,995,000
Sunstone Hotel Investors, Inc. (c)	2,180,000	21,647,400
		240,164,014
Office and Industrial — 12.5%
Alexandria Real Estate Equities, Inc.	1,217,400	77,146,638
SL Green Realty Corp.	1,500,000	82,560,000
		159,706,638
Residential — 15.6%
AvalonBay Communities, Inc.	715,000	66,759,550
Equity Residential	1,640,000	68,289,600
Essex Property Trust, Inc.	670,000	65,351,800
		200,400,950
Retail — 7.1%
Simon Property Group, Inc.	1,135,673	91,705,595

Self Storage — 5.4%
Public Storage	790,000	69,448,900

See accompanying notes to financial statements.

3

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of June 30, 2010 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)

Specialty — 12.1%
Digital Realty Trust, Inc.	1,885,400	$ 108,749,872
Entertainment Properties Trust	1,222,500	46,540,575
		155,290,447
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $943,831,623)		982,371,544

OTHER COMMON STOCKS — 22.9%

Hotels and Restaurants — 9.7%
Marriott International, Inc.	750,000	22,455,000
Starwood Hotels & Resorts Worldwide, Inc.	1,110,000	45,987,300
Wyndham Worldwide Corporation	2,800,000	56,392,000
		124,834,300
Real Estate Services — 13.2%
Brookfield Properties Corporation	4,730,000	66,409,200
CB Richard Ellis Group, Inc. (c)	3,950,000	53,759,500
Jones Lang LaSalle Incorporated	740,000	48,573,600
		168,742,300
TOTAL OTHER COMMON STOCKS (Identified cost $310,000,613)		293,576,600

TOTAL COMMON STOCKS (Identified cost $1,253,832,236)		1,275,948,144

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS
	Face Amount
American Express Credit Corporation, 0.05%, 07/01/10 (Cost $7,095,000)	$7,095,000	7,095,000

TOTAL INVESTMENTS — 100.00% (Identified cost $1,260,927,236)		1,283,043,144
Cash and receivables		8,551,345
Liabilities		(8,532,426)
TOTAL NET ASSETS — 100.0%		$1,283,062,063

(a)

See note 2A.

(b)

Non-controlled affiliate (See note 7).

(c)

Non-income producing security.

See accompanying notes to financial statements.

4

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

(unaudited)

Assets

Investments at value: Unaffiliated issuers (Identified cost — $1,150,312,691)	$1,147,030,735
Non-controlled affiliates (Identified cost—$110,614,545)	136,012,409	$1,283,043,144
Cash		2,161
Receivable for:
Securities sold	3,430,448
Shares of the Fund sold	1,051,894
Dividends and interest	4,066,842	8,549,184
Total assets		1,291,594,489
Liabilities
Payable for:
Securities purchased	2,785,326
Shares of the Fund redeemed	4,615,197
Tax withholding liability	98,700	7,499,223
Accrued expenses:
Management fees	893,066
Trustees’ fees	21,827
Accounting, administration and compliance expenses	24,537
Transfer agent fees	59,383
Other expenses	34,390	1,033,203
Total liabilities		8,532,426
Net Assets		$1,283,062,063
Net assets consist of:
Capital paid-in		$1,683,931,516
Undistributed net investment income		4,489,485
Accumulated net realized losses on investments		(427,474,846)
Net unrealized appreciation on investments		22,115,908
Net Assets		$1,283,062,063
Shares of beneficial interest outstanding, no par value		61,642,135
Net asset value per share*		$20.81

*

Shares of the Fund are sold and redeemed at net asset value ($1,283,062,063 ÷ 61,642,135).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010

(unaudited)

Investment Income

Income:
Dividends (net of withholding tax of $132,125 and includes $70,000 from non-controlled affiliated issuers)	$ 14,192,315
Interest	4,716
14,197,031
Expenses:
Management fees	5,295,514
Trustees’ fees	45,700
Accounting, administration and compliance expenses	147,226
Custodian fees and expenses	67,625
Transfer agent fees	271,652
Audit and tax services	22,159
Legal	56,033
Printing	52,115
Registration fees	23,203
Line of credit commitment fee	15,208
Miscellaneous expenses	3,026
5,999,461
Net investment income	8,197,570

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	102,534,134
Net unrealized depreciation (including unrealized depreciation of $4,508,062 in non-controlled affiliated issuers)	(116,980,573)
Net realized and unrealized losses on investments	(14,446,439)
Change in Net Assets from Operations	$ (6,248,869)

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
From Operations
Net investment income	$ 8,197,570	$ 36,994,606
Net realized gains (losses) on investments	102,534,134	(236,962,937)
Net unrealized appreciation (depreciation)	(116,980,573)	508,543,074
Change in net assets from operations	(6,248,869)	308,574,743

From Distributions to Shareholders
Net investment income	(3,708,085)	(36,994,606)
Tax return of capital	—	(7,362,440)
	(3,708,085)	(44,357,046)

From Capital Share Transactions
Proceeds from sale of shares	159,041,925	164,300,742
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	3,013,041	29,699,660
Distributions from tax return of capital	—	5,910,645
	162,054,966	199,911,047
Cost of shares redeemed	(135,229,125)	(239,998,141)
Change in net assets derived from capital share transactions	26,825,841	(40,087,094)
Total change in net assets	16,868,887	224,130,603

Net Assets
Beginning of period	1,266,193,176	1,042,062,573
End of period (including undistributed net investment income of $4,489,485 and $0 at June 30, 2010 and December 31, 2009, respectively)	$1,283,062,063	$1,266,193,176

Number of shares of the Fund:
Issued from sale of shares	6,995,307	10,045,920
Issued in connection with reinvestment of:
Dividends from net investment income	119,619	1,745,112
Distributions from tax return of capital	—	347,301
	7,114,926	12,138,333
Redeemed	(6,127,052)	(15,714,799)
Net change	987,874	(3,576,466)

See accompanying notes to financial statements.

6

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010		For the Year Ended December 31,
	(unaudited)		2009	2008	2007	2006	2005

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$20.88		$16.22	$31.45	$27.06	$27.19	$29.56

Net investment income (a)	0.13		0.61	0.72	0.27	0.45	0.43

Net realized and unrealized gains (losses) on investments	(0.14)		4.79	(15.34)	9.06	7.37	7.51
Total from investment operations	(0.01)		5.40	(14.62)	9.33	7.82	7.94

Dividends from net investment income	(0.06)		(0.62)	(0.61)	(0.25)	(0.45)	(0.43)
Distribution from net short-term realized gains	—		—	—	(2.08)	(0.42)	—
Distribution from net long-term realized gains	—		—	—	(2.61)	(7.08)	(9.88)
Distribution from tax return of capital	—		(0.12)	—	—	—	—
Total distributions	(0.06)		(0.74)	(0.61)	(4.94)	(7.95)	(10.31)

Net increase (decrease) in net asset value	(0.07)		4.66	(15.23)	4.39	(0.13)	(2.37)
Net asset value at end of period	$20.81		$20.88	$16.22	$31.45	$27.06	$27.19
Total return (%)	(0.1)		34.4	(46.9)	34.4	29.0	27.0

Ratios:
Operating expenses to average net assets (%)	0.89	*	0.93	0.86	0.86	0.88	0.92
Net investment income to average net assets (%)	1.22	*	3.73	2.62	0.86	1.49	1.34
Portfolio turnover (%)	139	*	170	218	200	160	136

Net assets at end of period (in thousands) ($)	1,283,062		1,266,193	1,042,063	1,998,461	1,474,746	1,031,966

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

 *

Computed on an annualized basis.

See accompanying notes to financial statements.

7

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2010

(unaudited)

1.

Organization — The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2010 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of June 30, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$1,275,948,144	$ —	$ —

Debt Securities
Commercial Paper	—	7,095,000	—
Total	$1,275,948,144	$7,095,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years (previous three years) ended December 31, 2009 and has concluded that no provisions for federal income tax is required in the Fund’s financial statements. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

At December 31, 2009, the Fund had available for tax purposes, capital loss carryovers of $229,541,228 expiring December 31, 2017 and $287,181,102 expiring December 31, 2016.

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$4,489,485	$ —	$13,335,382

The identified cost of investments in securities owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 2010 were as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,269,707,762	$114,452,365	$(101,116,983)	$13,335,382

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during the period ended December 31, 2009 and 2008 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
2009	$36,994,606	$ —	$7,362,440	$44,357,046
2008	$41,077,152	$ —	$ -	$41,077,152

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporation and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended June 30, 2010, purchases and sales of securities other than United States government obligations and short-term investments aggregated $950,192,239 and $913,145,047, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2010, the Fund incurred management fees of $5,295,514, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million.

B.

Other expenses — CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $147,226, for the period ended June 30, 2010, is shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $110,297 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2010, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund had a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.15% per annum through June 16, 2010 and then incurs a commitment fee of 0.125% on the unused portion of the line of credit, payable quarterly through June 15, 2011. There were no borrowings under the line of credit during the period ended June 30, 2010.

7.

Affiliated issuers — Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended June 30, 2010:

Name of Issuer	Number of Shares Held December 31, 2009	Gross Purchases*	Gross Sales	Number of Shares Held June 30, 2010	Dividend Income	Market Value June 30, 2010

DiamondRock Hospitality Company	7,560,000	228,006	—	7,788,006	$ —	$ 64,017,409
LaSalle Hotel Properties	3,500,000	—	—	3,500,000	70,000	71,995,000
Total					$70,000	$136,012,409

 * Includes stock dividends.

12

CGM REALTY FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 to June 30, 2010.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/01/10 – 6/30/10
Actual	$1,000.00	$999.02	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.47

*

Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

13

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2010 are available without charge, upon request by calling 800-345-4048.The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, http://www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Advisory agreement approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2010, the Board of Trustees of the Fund (the ‘‘Board’’) considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other real estate funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board noted the strong performance of the Fund for the one-year, three-year, five-year and ten-year periods ended December 31, 2009 and that for such time periods the Fund (a) exceeded the median performance for the other mutual funds included in the Lipper reports, and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given CGM’s investment style and performance, as well as the fact that the Fund had experienced net redemptions in 2009, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

14

CGM REALTY FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of other mutual funds included in the Lipper reports. The Board considered that the advisory fee paid by the Fund was somewhat above the median for its Lipper peer group, but concluded that the fee was reasonable in light of CGM’s active investment style and the performance of the Fund. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. The Board noted that CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to several other clients, noting that the Fund required a greater allocation of management’s time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given CGM’s focus on best execution.

15

CGM REALTY FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

http://www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR210

Printed in U.S.A.

CGM

Focus Fund

51st Quarterly Report

June 30, 2010

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund declined -19.3% during the second quarter of 2010 while the Standard and Poor’s 500 Index lost -11.4%. Year-to-date through June 30, 2010, CGM Focus Fund fell -16.7% while the Standard and Poor’s 500 Index lost -6.7%.

The first quarter of 2010 ended on a hopeful note. New home sales surged 12.1% from February to March to a seasonally adjusted level of 389,000, and sales of existing homes jumped a full 7.0%. Chain store sales in March were up 9% year-over-year fueled in part by an early Easter. The recovery continued into April with new home sales up an additional 14.7% from March stimulated by demand ahead of a tax credit set to expire at the end of the month. In April, the Consumer Confidence Index rose to 57.7 from 52.3 a month earlier. Signs of economic vigor helped propel the equity market to a new high for 2010 on April 23 when the S&P 500 closed at 1,217.28, up 9.2% since the end of 2009. This proved to be the high for the quarter both in terms of market performance and economic news on many fronts.

April unemployment numbers, which were released in May, increased to 9.9% from 9.7% the month before while weekly unemployment claims failed to decline significantly. Retail sales in April (same store sales results, also released in May) lost steam, rising only 0.8%. Inflation came to a virtual halt with the Consumer Price Index up only 0.9% in April from one year earlier. Real Gross Domestic Product growth numbers for the first quarter were revised downwards from 3.2%, eventually to 2.7%, and existing home sales declined 2.2% in May. (Later we learned that new home sales plummeted 32.7% in May to record lows.) However, financial conditions deteriorated far more dramatically in Europe and in early May, turmoil erupted in Greece when public employees took to the streets to violently protest budget cutbacks imposed by the government in an effort to shore up the country’s finances. Over the weekend of May 8, the European Central Bank agreed to help stabilize the Euro by purchasing debt of some of the more troubled members of the European Union. On Monday, May 10, U.S. investors signaled their approval of the move and the S&P 500 rose 4.4% to 1,159.73 that day, its largest jump in more than a year. However, the enthusiasm was short lived. The U.S. stock market resumed its downward track and the S&P 500 suffered its worst decline during the month of May since 1962.

During the second quarter of 2010, much of the bad economic news (and underlying slowdown in the U.S. recovery) has emanated from the housing market and retail sales. The Consumer Confidence Index managed to hold up for most of the quarter and rose to 62.7 in May, its highest level since September 2008. However, in June it retreated sharply to 52.9, only slightly above March 2010 levels. Nonetheless, U.S. manufacturing remained strong as indicated by the Institute of Supply Management’s Purchasing Managers’ Index (PMI) which was 59.7 in May, down slightly from 60.4 in April, but, for the tenth consecutive month, still well above 50 which generally indicates an expansion of the overall economy.

Thomson Reuters forecasts earnings per share for the S&P 500 Index could be $85 this year, up from $56.80 in 2009, which translates into a price-to-earnings ratio of 12 times, lower than the long-term average of 15. Yields on long- and short-term bonds alike are, in our view, extraordinarily low, leading us to believe current market levels already reflect much of the disappointing business news. Admittedly, part of the decline in the 10-year U.S.Treasury Bond yield from 4% in early April to 2.95% in late June can be attributed to a “flight to safety” spurred by the European debt crisis. Indeed, the European situation, pending financial reform legislation and ramifications of the Gulf oil spill have all adversely affected market prices. That said, should companies report strong earnings in July, we believe current U.S. equity market prices could prove to be very attractive.

On June 30, CGM Focus Fund’s three largest positions were in the auto and related, electronic components and heavy capital goods industries. The Fund’s three largest holdings were Ford Motor Company, SanDisk Corporation (electronic components) and Apple Inc.

Robert L. Kemp President

July 1, 2010

1

CGM FOCUS FUND

INVESTMENT PERFORMANCE

(unaudited)

Total Return for Periods Ended June 30, 2010

	The Fund’s Cumulative Total Return	The Fund’s Average Annual Total Return
10 Years	+304.5%	+15.0%
5 Years	+ 8.1	+ 1.6
1 Year	– 1.7	– 1.7
3 Months	– 19.3	—

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The adviser limited the Fund’s total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund’s cumulative total return and average annual total return for the ten year period would have been lower.

2

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of June 30, 2010

(unaudited)

COMMON STOCKS

Industry	Percent of net assets
Auto and Related	22.2%
Electronic Components	12.5
Heavy Capital Goods	11.2
Banks-Money Center	11.0
Computer Software and Services	10.7
Electronic and Communication Equipment	6.7
Miscellaneous	6.4
Airlines	5.6
Retail	5.4
Machinery	4.7
Business Services	2.7

SCHEDULE OF INVESTMENTS as of June 30, 2010

(unaudited)

COMMON STOCKS — 99.1% OF TOTAL NET ASSETS

	Shares	Value(a)

Airlines — 5.6%
Delta Air Lines, Inc. (b)	12,750,000	$ 149,812,500

Auto and Related — 22.2%
Ford Motor Company (b)	43,500,000	438,480,000
Magna International Inc.	2,333,000	153,884,680
		592,364,680
Banks - Money Center — 11.0%
Citigroup Inc. (b)	42,600,000	160,176,000
The PNC Financial Services Group, Inc.	2,350,000	132,775,000
		292,951,000
Business Services — 2.7%
FEDEX Corporation	310,000	21,734,100
IntercontinentalExchange, Inc. (b)	454,800	51,406,044
		73,140,144
Computer Software and Services — 10.7%
Baidu, Inc. ADR (b)(c)	2,150,000	146,372,000
NetApp, Inc. (b)	3,700,000	138,047,000
		284,419,000
Electronic and Communication Equipment — 6.7%
Apple Inc. (b)	705,000	177,328,650

Electronic Components — 12.5%
Micron Technology, Inc. (b)	16,400,000	139,236,000
SanDisk Corporation (b)	4,600,000	193,522,000
		332,758,000

See accompanying notes to financial statements.

3

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of June 30, 2010 (continued)

(unaudited)

COMMON STOCKS (continued)

	Shares	Value(a)
Heavy Capital Goods — 11.2%
Cummins Inc.	2,600,000	$ 169,338,000
Whirlpool Corporation	1,485,000	130,412,700
		299,750,700
Machinery — 4.7%
Deere & Company	2,250,000	125,280,000

Miscellaneous — 6.4%
Johnson Controls, Inc.	990,000	26,601,300
O’Reilly Automotive, Inc. (b)	3,020,000	143,631,200
		170,232,500
Retail — 5.4%
The TJX Companies, Inc.	3,400,000	142,630,000

TOTAL COMMON STOCKS (Identified cost $2,489,983,110)		2,640,667,174

SHORT-TERM INVESTMENT — 1.1% OF TOTAL NET ASSETS

	Face Amount

American Express Credit Corporation, 0.05%, 07/01/10 (Cost $30,030,000)	$30,030,000	30,030,000

TOTAL INVESTMENTS — 100.2% (Identified cost $2,520,013,110)		2,670,697,174
Cash and receivables		69,437,563
Liabilities		(74,858,854)
TOTAL NET ASSETS — 100.0%		$2,665,275,883

(a)

See note 2A.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

4

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

(unaudited)

Assets

Investments at value (Identified cost — $2,520,013,110)		$ 2,670,697,174
Cash		106
Receivable for:
Securities sold	$66,839,161
Shares of the Fund sold	1,754,055
Dividends and interest	844,241	69,437,457
Total assets		2,740,134,737
Liabilities
Payable for:
Securities purchased	49,797,853
Shares of the Fund redeemed	22,547,153	72,345,006
Accrued expenses:
Management fees	2,231,894
Trustees’ fees	42,750
Accounting, administration and compliance expenses	59,352
Transfer agent fees	113,167
Other expenses	66,685	2,513,848
Total liabilities		74,858,854
Net Assets		$ 2,665,275,883
Net assets consist of:
Capital paid-in		$ 6,054,335,701
Undistributed net investment loss		(5,439,800)
Accumulated net realized losses on investments		(3,534,304,082)
Net unrealized appreciation on investments		150,684,064
Net Assets		$ 2,665,275,883
Shares of beneficial interest outstanding, no par value		107,533,665
Net asset value per share*		$24.79

*

Shares of the Fund are sold and redeemed at net asset value ($2,665,275,883 ÷ 107,533,665).

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010

(unaudited)

Investment Income

Income:
Dividends (net of withholding tax of $118,223)	$ 11,635,727
Interest	14,941
11,650,668
Expenses:
Management fees	15,488,741
Trustees’ fees	87,545
Accounting, administration and compliance expenses	356,110
Custodian fees and expenses	155,963
Transfer agent fees	653,682
Audit and tax services	22,158
Legal	142,614
Printing	106,766
Registration fees	36,806
Line of credit commitment fee	30,416
Miscellaneous expenses	9,667
17,090,468
Net investment loss	(5,439,800)

Realized and Unrealized Gain (Loss) on Investments
Net realized gains on investments	83,465,197
Net unrealized depreciation	(632,117,108)
Net realized and unrealized losses on investments	(548,651,911)
Change in Net Assets from Operations	$ (554,091,711)

See accompanying notes to financial statements.

5

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31, 2009
From Operations
Net investment loss	$ (5,439,800)	$ (3,543,825)
Net realized gains (losses) on investments	83,465,197	(757,034,698)
Net unrealized appreciation (depreciation)	(632,117,108)	1,054,522,673
Change in net assets from operations	(554,091,711)	293,944,150

From Distributions to Shareholders
Net investment income	—	(3,786,109)
	—	(3,786,109)

From Capital Share Transactions
Proceeds from sale of shares	226,927,315	584,998,963
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	—	3,137,127
	226,927,315	588,136,090
Cost of shares redeemed	(647,856,517)	(1,416,896,710)
Change in net assets derived from capital share transactions	(420,929,202)	(828,760,620)
Total change in net assets	(975,020,913)	(538,602,579)

Net Assets
Beginning of period	3,640,296,796	4,178,899,375
End of period (includes undistributed net investment loss of $5,439,800 and $0 at June 30, 2010 and December 31, 2009, respectively)	$2,665,275,883	$3,640,296,796

Number of shares of the Fund:
Issued from sale of shares	7,694,216	22,865,681
Issued in connection with reinvestment of:
Dividends from net investment income	—	105,321
	7,694,216	22,971,002
Redeemed	(22,507,387)	(55,651,850)
Net change	(14,813,171)	(32,680,848)

See accompanying notes to financial statements.

6

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010		For the Year Ended December 31,
	(unaudited)		2009	2008		2007	2006		2005
For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$29.75		$26.96	$52.49		$34.68	$33.40		$29.51

Net investment income (loss) (a)(b)	(0.05)		(0.03)	0.20		0.06	0.82		0.52
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(4.91)		2.85	(25.51)		27.71	4.19		6.93
Total from investment operations	(4.96)		2.82	(25.31)		27.77	5.01		7.45

Dividends from net investment income	—		(0.03)	(0.22)		(0.05)	(0.81)		(0.44)
Distribution from net short-term realized gains	—		—	—		(8.21)	—		(1.80)
Distribution from net long-term realized gains	—		—	—		(1.70)	(2.92)		(1.32)
Total distributions	—		(0.03)	(0.22)		(9.96)	(3.73)		(3.56)

Net increase (decrease) in net asset value	(4.96)		2.79	(25.53)		17.81	1.28		3.89
Net asset value at end of period	$24.79		$29.75	$26.96		$52.49	$34.68		$33.40
Total return (%)	(16.7)		10.5	(48.2)		80.0	15.0	(c)	25.2

Ratios:
Operating expenses to average net assets (%)	1.02	*	1.02	0.97		0.99	1.02		1.07
Dividends and interest on short positions to average net assets (%)	—	*	0.21	0.39		0.28	0.18		0.15
Total expenses to average net assets (%)	1.02	*	1.23	1.36		1.27	1.20		1.22

Net investment income to average net assets (%)	(0.32)	*	(0.10)	0.44		0.14	2.23		1.55
Portfolio turnover (%)	389	*	464	504	(d)	384	333		282
Net assets at end of period (in thousands) ($)	2,665,276		3,640,297	4,178,899		5,536,114	2,272,039		1,641,143

(a)	Net investment income (loss) per share excluding all related short sale income
and expenses ($)	(0.05)		0.03	0.32		(0.02)	0.36		0.23
(b)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)	In 2006, the Fund’s total return includes a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, the total return would have been 0.01% less.
(d)	Portfolio turnover excludes the impact of assets resulting from a merger with the CGM Capital Development Fund on June 20, 2008.
*	Computed on an annualized basis

See accompanying notes to financial statements.

7

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — June 30, 2010

(unaudited)

1.

Organization — The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from June 30, 2010 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an

8

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments as of June 30, 2010:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Common Stocks*	$2,640,667,174	$ —	$ —

Debt Securities
Commercial Paper	—	30,030,000	—
Total	$2,640,667,174	$30,030,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invest. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years (previous three years) ended December 31, 2009 and has concluded that no provisions for federal income tax is required in the Fund’s financial statements.

9

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

At December 31, 2009, the Fund had available for tax purposes, capital loss carryovers of $1,572,159,776 expiring December 31, 2017 and $2,023,250,733 expiring December 31, 2016.

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$131,523,046

The identified cost of investments in securities owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 2010 were as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,539,174,128	$334,347,484	$(202,824,438)	$131,523,046

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/(loss). These differences are primarily related to dividends on short positions which were held less than forty-five days and foreign currency gains/(losses). The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during the period ended December 31, 2009 and 2008 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2009	$ 3,786,109	$ —	$ 3,786,109
2008	$33,932,273	$ —	$33,932,273

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. Under certain market conditions, short

10

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. As of June 30, 2010, there were no short sales.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with

11

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

(unaudited)

and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended June 30, 2010, purchases and sales of securities other than United States government obligations and short-term investments aggregated $6,280,765,772 and $6,706,893,006, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended June 30, 2010, the Fund incurred management fees of $15,488,741, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

B.

Other expenses — CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $356,110, for the period ended June 30, 2010, is shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $249,411 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2010, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.15% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2010.

12

CGM FOCUS FUND

FUND EXPENSES

(unaudited)

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 to June 30, 2010.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/01/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/01/10 – 6/30/10
Actual	$1,000.00	$833.28	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.10

*

Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

13

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2010 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the CGM Funds website, www.cgmfunds.com, and the SEC’s website, http://www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Advisory agreement approval:

In considering renewal of the advisory agreement, during meetings held in March and April 2010, the Board of Trustees of the Fund (the ‘‘Board’’) considered the following factors and came to the following conclusions:

1.

The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the quality of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM’s advisory and administrative services.

2.

The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to market indices and a peer group of other capital appreciation funds selected and provided by Lipper, Inc., an independent provider of investment company data. Despite the comparatively poor performance for the one-year period ended December 31, 2009, the Board noted the strong performance of the Fund for the three-year, five-year and ten-year periods ended December 31, 2009 and that for such time periods the Fund (a) exceeded the median performance for the other mutual funds included in the Lipper reports, and (b) outperformed the S&P 500 Index. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund’s assets, including taking advantage of strategic trends in the economy that might take some time to develop. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM’s approach had proven its worth.

3.

The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM. The Board also compared the profit margins of CGM with public information on the profit margins of some publicly held investment advisory firms. The Board found that CGM’s profit margins were reasonable and not excessive.

14

CGM FOCUS FUND

ADDITIONAL INFORMATION (continued)

(unaudited)

4.

The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. The Board considered the Fund’s ability to sell securities short and the increased efforts on the part of CGM required to carry out these activities as Fund assets increase. Given the Fund’s investment style and performance, as well as the fact that the Fund experienced net redemptions in 2009, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5.

The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the median overall expense ratios of other mutual funds included in the Lipper reports. The Board considered that the advisory fee paid by the Fund was above the median for its Lipper peer group, but concluded that the fee was reasonable in light of CGM’s active investment style and the performance of the Fund. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. The Board noted that CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to several other clients, noting that the Fund required a greater allocation of management’s time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were reasonable and competitive.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the CGM’s focus on best execution.

15

CGM FOCUS FUND

BOARD OF TRUSTEES

PETER O. BROWN

G. KENNETH HEEBNER

MARK W. HOLLAND

ROBERT L. KEMP

JAMES VAN DYKE QUEREAU, JR.

J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President

G. KENNETH HEEBNER, Vice President

DAVID C. FIETZE, Chief Compliance Officer

KATHLEEN S. HAUGHTON, Vice President

JEM A. HUDGINS, Treasurer

LESLIE A. LAKE, Vice President and Secretary

MARTHA I. MAGUIRE, Vice President

MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED

PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions n Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

http://www.cgmfunds.com

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR210

Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2010, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:	/S/ Robert L. Kemp
Robert L. Kemp President Principal Executive Officer

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ Robert L. Kemp
Robert L. Kemp President Principal Executive Officer

Date: August 26, 2010

By:	/S/ Jem A. Hudgins
Jem A. Hudgins CFO & Treasurer Principal Financial Officer

Date: August 26, 2010